Property and equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 04, 2021	Jan. 25, 2021
Statement Line Items [Line Items]
Depreciation of property and equipment	$ 472	$ 478
Carta [Member]
Statement Line Items [Line Items]
Fair value of property and equipment, net of exchange rates				$ 270
Moka [Member]
Statement Line Items [Line Items]
Fair value of property and equipment, net of exchange rates			$ 59